INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAXES

A reconciliation of the provision for income taxes determined at the U.S. statutory rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2024	2023
Pre-tax income (loss)	$(6,198,161)	$(7,369,681)
U.S. federal corporate income tax rate	21%	21%
Expected U.S. income tax (credit)	(1,301,614)	(1,547,633)
Permanent differences	52,059	315,938
Change of valuation allowance	1,249,555	1,231,695
Effective tax expense	$—	$—

SCHEDULE OF DEFERRED TAX ASSETS

The Company had deferred tax assets as follows:

	December 31, 2024	December 31, 2023
Net operating losses carried forward	$6,182,268	$4,932,713
Less: Valuation allowance	(6,182,268)	(4,932,713)
Net deferred tax assets	$—	$—